SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 37,712	$ 17,676
State					14,366	6,734
Total					52,078	24,410
Deferred:
Federal
State
Change in valuation allowance					205,606	434,409
Net operating losses					(257,684)	(458,819)
Income tax provision